Financial results (Tables)	12 Months Ended
Dec. 31, 2024
Financial results
Schedule of Financial Results

Amounts in US$ '000	2024	2023	2022
Financial expenses
Interest and amortization of debt issue costs	(31,088)	(30,839)	(36,360)
Borrowings cancellation costs	—	—	(5,141)
Bank charges and other financial results (a)	(15,310)	(8,520)	(9,546)
Unwinding of long-term liabilities	(5,153)	(6,456)	(6,026)
	(51,551)	(45,815)	(57,073)
Financial income
Interest received	8,016	6,237	3,180
	8,016	6,237	3,180
Foreign exchange gains and losses
Foreign exchange gain (loss), net	12,603	(19,729)	19,725
Realized result on currency risk management contracts	—	2,909	—
Unrealized result on currency risk management contracts	(443)	—	—
	12,160	(16,820)	19,725
Total Financial results	(31,375)	(56,398)	(34,168)
a)	Includes costs related to the financing required for the proposed acquisition of certain Repsol exploration and production assets in Colombia (see Note 35.2) and the prepayment agreements with Vitol and Trafigura (see Note 30).